Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalents
Advertising expense	$ 7,655	$ 5,245	$ 7,572	$ 5,125
Percentage of tax benefit	50.00%		50.00%
Cash	$ 96,871